NEWBUILDINGS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Movement In Construction In Progress [Roll Forward]
Balance at December 31, 2020	$ 48,498
Additions, net	178,715
Interest capitalized	644
Transfer to Vessels and Equipment, net	(96,683)
Balance at June 30, 2021	$ 131,174